Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Incentive Plans

NOTE 8 - Stock Incentive Plans

Stock Options

The following table summarizes stock option activity for the nine-month period ended September 30, 2022:

	Options Outstanding
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2021	19,203	$19.40
Options expired / forfeited	(203)	34.00
Outstanding, September 30, 2022	19,000	19.60
Exercisable, September 30, 2022	19,000	$19.60

No stock options were granted during the nine-month period ended September 30, 2022.

The following table summarizes additional information on the Company’s stock options outstanding at September 30, 2022:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
19.60	19,000	0.59	$19.60	19,000	$19.60
Totals	19,000	0.59	$19.60	19,000	$19.60

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

As of September 30, 2022, the Company had no unrecognized compensation expense related to unvested stock options. No stock based compensation expenses was recognized for the three or nine-month periods ended September 30, 2022 or 2021.

As of September 30, 2022, the intrinsic value of options outstanding or exercisable was zero there were no options outstanding with an exercise price less than the closing market price of our common stock at that date.

NOTE 8 - Stock Incentive Plans

Stock Options

The following table summarizes stock option activity for the year ended December 31, 2021 and 2020:

	Options Outstanding
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2019	203,568	$11.60
Options expired / forfeited	(184,000)	$10.60
Outstanding, December 31, 2020	19,568	$20.00
Options expired / forfeited	(365)	$36.60
Outstanding, December 31, 2021	19,203	$19.40
Exercisable, December 31, 2021	19.203	$19.40

No stock options were granted during the years ended December 31, 2020 or 2021.

The following table summarizes additional information on the Company’s stock options outstanding at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$19.60	19,000	1.33	$19.60	19,000	$19.60
$34.00	203	0.02	$34.00	203	$34.00
Totals	19,203	1.32	$19.75	19,203	$19.75

No stock options were issued by the Company during the year ended December 31, 2021.

As of December 31, 2021, the Company had no unrecognized compensation expense related to unvested stock options. Total expense related to stock options was zero and approximately $8,000 for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the intrinsic value of options outstanding or exercisable was zero there were no options outstanding with an exercise price less than $1.40, the per share closing market price of our common stock at that date.